Principles of Consolidation, Organization and Nature of Operations - Additional information (Detail) (USD $)	6 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended					2 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Gaiam Incorporated	Jun. 30, 2013 Gaiam Incorporated	Dec. 31, 2012 Gaiam Incorporated Second Extension of Term	Dec. 31, 2012 Gaiam Incorporated First Extension of Term	Dec. 31, 2012 Riverside Renewable Energy Investments	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due May Four Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due June Twenty Twenty Fourteen	Nov. 30, 2012 Alteris	Dec. 31, 2012 Alteris	Dec. 31, 2012 Silicon Valley Bank	Jun. 30, 2013 Silicon Valley Bank Alteris	Dec. 31, 2012 Silicon Valley Bank Alteris
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt financing, cash balance		$ 10,400,000
Debt financing, outstanding borrowing																	6,500,000	6,500,000
Related party debt							1,700,000				3,150,000	3,000,000	150,000
Related party extension date									Apr. 30, 2014	Apr. 30, 2013		May 04, 2014	Jun. 20, 2014
Line of credit facility, maturity date							Dec. 30, 2012							Mar. 31, 2013	Oct. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Additional Loan obtained							1,000,000				1,000,000
Recurring losses	6,701,000	47,206,000
Proceeds from private placement	8,414,000
Cash	6,859,000	10,390,000	6,595,000	11,813,000	11,123,000	12,206,000
Borrowing base availability																	5,247,000
Debt outstanding to related party, due in 2014								$ 2,600,000
Maturity date of related party debt								2014-04